Document and Entity Information	May 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2024
Entity Registrant Name	OneSpaWorld Holdings Limited
Entity Incorporation, State or Country Code	C5
Entity File Number	001-38843
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Office Number 2
Entity Address, Address Line Two	Pineapple Business Park
Entity Address, Address Line Three	Airport Industrial Park
Entity Address, Postal Zip Code	P.O. Box N-624
Entity Address, City or Town	Nassau
Entity Address, Country	BS
City Area Code	242
Local Phone Number	322-2670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value (U.S.)$0.0001 per share
Trading Symbol	OSW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001758488
Contact Personnel Name	Harry B. Sands, Lobosky Management Co. Ltd.